Income taxes (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure Income Taxes [Line Items]
Net tax expense	$ 347	$ 410	$ 366	$ 757	$ 773
Effective tax rate	21.90%
Current tax expense / (benefit)	$ 343		209
Deferred tax expense / (benefit)	4		$ 157
Deferred tax expense / (benefit) of changes in previously recognized tax losses carried forward and deductible temporary differences	68
Deferred tax expense / (benefit) resulting from the contribution of certain real estate assets from UBS AG to UBS Americas Inc.	(31)
Expected future deferred tax expense / (benefit) resulting from the contribution of certain real estate assets from UBS AG to UBS Americas Inc. for the remainder of the year	(31)
Deferred tax expense / (benefit) resulting from the decrease or increase in the expected value of future tax deductions for deferred compensation awards	$ (33)